Related party transactions - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Key management personnel compensation, directors fees	$ 0.1	$ 0.1